The Advisors’ Inner Circle Fund

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statement of Additional Information dated November 1, 2019 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-42484 and 811-06400), which became effective on November 1, 2019 (Accession No. 0001398344-19-018802).

The Advisors’ Inner Circle Fund

By:	/s/ Matthew M. Maher
Matthew M. Maher

Title:	Vice President and Assistant Secretary

Date:	November 5, 2019